Accounts Payable and Accrued Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Pension and related expenses	$ 88,723	$ 81,143	$ 39,234